Income taxes - Change in deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (3,373)	$ (28,099)	$ (59,351)
Business Combination	(9,466)		(1,630)
Profit (loss)	(10,990)	(24,375)	(29,688)
Other comprehensive income (loss)	(35)	(43)	125
Changes in foreign currency remeasurement	(62)	(308)	(59)
Ending balance	17,180	(3,373)	(28,099)
Temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,754)	9,013	58,139
Business Combination	(9,641)		(5,404)
Profit (loss)	(8,236)	(10,683)	(43,826)
Other comprehensive income (loss)	(35)	(43)	125
Changes in foreign currency remeasurement	(551)	(41)	(21)
Ending balance	(20,217)	(1,754)	9,013
Provision for retirement benefit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	413	916	800
Business Combination	0		0
Profit (loss)	93	(475)	1
Other comprehensive income (loss)	(35)	(44)	127
Changes in foreign currency remeasurement	11	16	(12)
Ending balance	482	413	916
Unconfirmed annual leave allowance
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	77	98
Business Combination			0
Profit (loss)		0	(22)
Other comprehensive income (loss)		0	0
Changes in foreign currency remeasurement		(77)	1
Ending balance		0	77
Accrued expense
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	957	1,930	36,176
Business Combination	0		0
Profit (loss)	235	(711)	(34,237)
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	15	(262)	(9)
Ending balance	1,207	957	1,930
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	10,602	12,816	17,632
Business Combination	(9,530)		(5,459)
Profit (loss)	(885)	(2,183)	643
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	(563)	(31)	0
Ending balance	(376)	10,602	12,816
Capitalized R&D costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	2,954	1,123	0
Business Combination	0		0
Profit (loss)	1,162	1,830	1,123
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	0	1	0
Ending balance	4,116	2,954	1,123
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	979	1,411	1,120
Business Combination	398		67
Profit (loss)	(216)	(516)	216
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	17	84	8
Ending balance	1,178	979	1,411
Depreciation expense
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	92	151	0
Business Combination	0		137
Profit (loss)	241	(12)	14
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	33	(47)	0
Ending balance	366	92	151
Accrued income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(626)	(224)	(6)
Business Combination	0		0
Profit (loss)	437	(463)	(215)
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	(19)	61	(3)
Ending balance	(208)	(626)	(224)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(15,704)	(5,571)	4,467
Business Combination	0		0
Profit (loss)	(9,851)	(10,133)	(10,038)
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	0	0	0
Ending balance	(25,555)	(15,704)	(5,571)
Right-of-use asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,015)	(1,522)	(977)
Business Combination	(375)		(67)
Profit (loss)	147	447	(465)
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	(37)	60	(13)
Ending balance	(1,280)	(1,015)	(1,522)
Plan assets for retirement benefit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(413)	(850)	(740)
Business Combination	0		0
Profit (loss)	(59)	359	(114)
Other comprehensive income (loss)	0	1	(2)
Changes in foreign currency remeasurement	(10)	77	6
Ending balance	(482)	(413)	(850)
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0
Business Combination	0
Profit (loss)	(10)
Other comprehensive income (loss)	0
Changes in foreign currency remeasurement	0
Ending balance	(10)	0
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	7	(1,244)	(431)
Business Combination	(134)		(82)
Profit (loss)	470	1,174	(732)
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	2	77	1
Ending balance	345	7	(1,244)
Net operating loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	8,864	23,990	5,934
Business Combination	175		3,774
Profit (loss)	105	(14,377)	14,410
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	742	(749)	(128)
Ending balance	9,886	8,864	23,990
Tax credit carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	11,597	13,844	14,171
Business Combination	0		0
Profit (loss)	(22)	(594)	(83)
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	284	(1,653)	(244)
Ending balance	11,859	11,597	13,844
Unrecognized deferred income tax
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(15,334)	(18,748)	(18,893)
Business Combination	0		0
Profit (loss)	(2,837)	1,279	(189)
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	(537)	2,135	334
Ending balance	(18,708)	(15,334)	(18,748)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(3,373)	(28,947)	(59,351)
Business Combination	188		0
Profit (loss)	(461)	(25,227)	(30,470)
Other comprehensive income (loss)	(35)	(43)	125
Changes in foreign currency remeasurement	(2,885)	(304)	(59)
Ending balance	(180)	(3,373)	(28,947)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	(848)	0
Business Combination	(9,654)		(1,630)
Profit (loss)	(10,529)	852	782
Other comprehensive income (loss)	0	0	0
Changes in foreign currency remeasurement	2,823	(4)	0
Ending balance	$ (17,360)	$ 0	$ (848)